PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 97.8%
Common Stocks 97.8%
Biotechnology 37.4%
ACADIA Pharmaceuticals, Inc.*(a)	121,702	$4,818,182
Amicus Therapeutics, Inc.*(a)	1,619,063	23,638,320
Apellis Pharmaceuticals, Inc.*(a)	1,401,959	43,222,396
Argenx SE (Netherlands), ADR*	191,949	44,392,045
Assembly Biosciences, Inc.*(a)	1,626,364	35,568,581
BioMarin Pharmaceutical, Inc.*	466,130	36,372,124
Black Diamond Therapeutics, Inc.*(a)	294,162	8,463,041
Burning Rock Biotech Ltd. (China), ADR*	367,410	8,472,475
Constellation Pharmaceuticals, Inc.*	323,106	6,801,381
CRISPR Therapeutics AG (Switzerland)*(a)	182,700	17,075,142
Cytokinetics, Inc.*(a)	395,827	9,484,015
Denali Therapeutics, Inc.*(a)	258,897	8,258,814
Fate Therapeutics, Inc.*(a)	729,074	26,538,294
Genetron Holdings Ltd. (China), ADR*	601,871	7,451,163
Genmab A/S (Denmark), ADR*	385,410	14,553,082
Gossamer Bio, Inc.*(a)	1,067,365	14,836,373
Immunomedics, Inc.*(a)	1,179,351	52,551,881
Innovent Biologics, Inc. (China), 144A*	2,185,314	14,562,998
Invitae Corp.*(a)	258,085	9,022,652
Iovance Biotherapeutics, Inc.*	250,822	8,359,897
Kymera Therapeutics, Inc.*	50,547	1,612,449
Legend Biotech Corp., ADR*	97,966	3,330,844
Madrigal Pharmaceuticals, Inc.*(a)	54,712	5,892,482
Mirati Therapeutics, Inc.*(a)	152,905	22,839,420
Natera, Inc.*(a)	1,057,809	67,393,011
Nurix Therapeutics, Inc.*	144,779	3,387,829
ORIC Pharmaceuticals, Inc.*(a)	108,557	2,719,353
ProQR Therapeutics NV (Netherlands)*(a)	1,725,935	10,873,390
Regeneron Pharmaceuticals, Inc.*(a)	49,359	30,599,125
Relay Therapeutics, Inc.*(a)	111,589	4,484,762
Sage Therapeutics, Inc.*(a)	289,193	15,165,281
Sarepta Therapeutics, Inc.*(a)	416,391	60,967,970
Seattle Genetics, Inc.*	88,510	14,014,673
Seres Therapeutics, Inc.*	168,712	4,469,181
Turning Point Therapeutics, Inc.*(a)	291,723	22,806,904
Vertex Pharmaceuticals, Inc.*	226,158	63,125,221
Zai Lab Ltd. (China), ADR*	153,434	12,178,057
		740,302,808

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Services 3.2%
Cigna Corp.	189,123	$33,544,747
Guardant Health, Inc.*(a)	320,529	30,610,519
		64,155,266
Health Care Equipment 20.2%
Abbott Laboratories	573,835	62,817,718
Boston Scientific Corp.*	1,407,344	57,729,251
Danaher Corp.	179,827	37,128,881
DexCom, Inc.*(a)	176,882	75,247,372
Edwards Lifesciences Corp.*	346,375	29,732,830
Insulet Corp.*	48,785	10,647,326
Intuitive Surgical, Inc.*(a)	57,186	41,793,816
Nevro Corp.*(a)	76,173	10,476,834
Shockwave Medical, Inc.*(a)	385,458	24,492,001
Tandem Diabetes Care, Inc.*	157,449	17,747,651
Teleflex, Inc.	28,547	11,217,544
Zimmer Biomet Holdings, Inc.	150,556	21,210,329
		400,241,553
Health Care Supplies 1.8%
Alcon, Inc. (Switzerland)(a)	196,698	11,278,664
Silk Road Medical, Inc.*(a)	388,045	23,662,984
		34,941,648
Health Care Technology 2.2%
Accolade, Inc.*(a)	58,707	1,973,142
Phreesia, Inc.*	324,632	10,238,893
Teladoc Health, Inc.*(a)	144,314	31,127,087
		43,339,122
Insurance Brokers 0.9%
eHealth, Inc.*(a)	189,145	11,938,833
Selectquote, Inc.*(a)	382,517	6,980,935
		18,919,768
Life Sciences Tools & Services 6.7%
10X Genomics, Inc. (Class A Stock)*	88,073	10,094,927
Avantor, Inc.*	434,698	9,811,134
Berkeley Lights, Inc.*	30,707	2,008,238
Illumina, Inc.*(a)	101,921	36,408,219

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services (cont’d.)
IQVIA Holdings, Inc.*	153,767	$25,179,346
Repligen Corp.*(a)	157,903	24,460,754
Wuxi Biologics Cayman, Inc. (China), 144A*	946,712	24,602,451
		132,565,069
Managed Health Care 9.6%
Anthem, Inc.	78,450	22,085,244
Centene Corp.*	463,726	28,435,678
Humana, Inc.	150,413	62,446,965
UnitedHealth Group, Inc.	247,134	77,241,732
		190,209,619
Pharmaceuticals 15.8%
AstraZeneca PLC (United Kingdom), ADR	1,212,826	67,918,256
Bristol-Myers Squibb Co.	398,360	24,777,992
Catalent, Inc.*	124,062	11,475,735
Eli Lilly & Co.	406,120	60,264,147
Horizon Therapeutics PLC*	72,353	5,435,157
MyoKardia, Inc.*(a)	72,219	7,903,647
Novo Nordisk A/S (Denmark), ADR	714,918	47,213,185
Revance Therapeutics, Inc.*(a)	573,343	16,758,816
Roche Holding AG (Switzerland), ADR	700,211	30,599,221
Zoetis, Inc.	249,509	39,946,391
		312,292,547

Total Common Stocks (cost $987,754,054)		1,936,967,400
Preferred Stock 0.0%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A (original cost $1,800,000; purchased 8/31/12)*^(f)	3,063,048	643,240

Units
Warrants* 0.0%
Biotechnology
Aileron Therapeutics, Inc., expiring 03/29/24	895,522	—

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Description	Units	Value
Warrants (Continued)
Biotechnology (cont’d.)
Immatics NV (Germany), expiring 12/31/25	278,909	$863,223

Total Warrants (cost $593,185)		863,223

Total Long-Term Investments (cost $990,147,239)		1,938,473,863

	Shares
Short-Term Investments 24.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	45,909,884	45,909,884
PGIM Institutional Money Market Fund (cost $444,768,472; includes $444,665,341 of cash collateral for securities on loan)(b)(w)	445,077,190	444,988,174

Total Short-Term Investments (cost $490,678,356)		490,898,058

TOTAL INVESTMENTS 122.6% (cost $1,480,825,595)		2,429,371,921
Liabilities in excess of other assets (22.6)%		(448,089,589)

Net Assets 100.0%		$1,981,282,332

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $643,240 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $443,991,250; cash collateral of $444,665,341 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,800,000. The aggregate value of $643,240 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Jennison Health Sciences Fund
Schedule of Investments as of August 31, 2020 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).